REINSURANCE - Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reinsurance
Reinsurance Receivable	$ 4,543.0	$ 4,596.0
Concentrated credit risk | Security Life of Denver Insurance Company
Reinsurance
Reinsurance Receivable		548.5
Concentrated credit risk | Security Life of Denver Insurance Company | A Minus
Reinsurance
Reinsurance Receivable	500.5
Concentrated credit risk | Swiss Re Life & Health America, Inc. | A Plus
Reinsurance
Reinsurance Receivable	480.1	489.6
Concentrated credit risk | Lincoln National Life Insurance Co. | A Plus
Reinsurance
Reinsurance Receivable	337.3	370.7
Concentrated credit risk | Somerset Re | A Minus
Reinsurance
Reinsurance Receivable	335.1	259.9
Concentrated credit risk | Transamerica Life Insurance Co. | A
Reinsurance
Reinsurance Receivable	226.4	240.3
Concentrated credit risk | RGA Reinsurance Company | A Plus
Reinsurance
Reinsurance Receivable	204.6	210.5
Concentrated credit risk | American United Life Insurance Company | A Plus
Reinsurance
Reinsurance Receivable	187.6	199.1
Concentrated credit risk | Centre Reinsurance (Bermuda) Ltd
Reinsurance
Reinsurance Receivable		167.3
Concentrated credit risk | Centre Reinsurance (Bermuda) Ltd | A
Reinsurance
Reinsurance Receivable	149.3
Concentrated credit risk | Employers Reassurance Corporation
Reinsurance
Reinsurance Receivable		162.0
Concentrated credit risk | Employers Reassurance Corporation | B Plus
Reinsurance
Reinsurance Receivable	139.4
Concentrated credit risk | The Canada Life Assurance Company | A Plus
Reinsurance
Reinsurance Receivable	$ 123.2	$ 134.0